UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

              Investment Company Act file number   811-21552
                                                ----------------

                    J.P. Morgan Multi-Strategy Fund, L.L.C.
          -------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                          522 Fifth Avenue, 10th Floor
                               New York, NY 10036
          -------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Ronan O'Comhrai, Esq.
                          J.P. Morgan Alternative Asset
                                Management, Inc.
                           522 Fifth Avenue, Floor 10
                               New York, NY 10036
          -------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                             Karen H. McMillan, Esq.
                            Willkie Farr & Gallagher
                               1875 K Street N.W.
                           Washington, D.C. 20006-1238

        Registrant's telephone number, including area code: 212-837-1432
                                                           -------------

                        Date of fiscal year end: March 31
                                                ---------

                   Date of reporting period: December 31, 2005
                                            ------------------

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.
The Schedule(s) of Investments is attached herewith.


                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                             Schedule of Investments

                                December 31, 2005
                                   (Unaudited)

                                                                                                          % OF
                                                                                                         Members'
Strategy                       Investment Fund                                    Cost      Fair Value   Capital    Liquidity
--------                       ---------------                                -----------   ----------   --------   ---------
Distressed Securities          Ore Hill Fund LP                               $ 3,095,000   $3,777,340    3.37%   Semi-Annually
Distressed Securities          Strategic Value Restructuring Fund LP            4,200,000    4,982,490    4.45%      Annually
                                                                              ------------ -----------  --------
                               TOTAL                                            7,295,000    8,759,830    7.82%
                                                                              ------------ -----------  --------
Long/Short Equities            Black Bear Fund LP                               5,084,000    5,917,958    5.29%     Quarterly
Long/Short Equities            Eastern Advisor Fund LP                          3,650,000    4,450,625    3.97%      Monthly
Long/Short Equities            Glenview Inst. Partners LP                       3,114,030    4,245,555    3.79%     Quarterly
Long/Short Equities            Lansdowne European Strategy Equity Fund LP       4,327,000    5,374,204    4.80%     Quarterly
Long/Short Equities            LongBow Qualified Partners LP                    3,140,000    3,282,636    2.93%     Quarterly
Long/Short Equities            Narragansett I LP                                2,690,000    2,466,539    2.20%      Annually
Long/Short Equities            Stadia Consumer Fund (QP) LP                     5,530,000    5,280,688    4.72%     Quarterly
Long/Short Equities            Torrey Pines Fund LLC                            3,340,000    3,604,297    3.22%     Quarterly
Long/Short Equities            Whitney New Japan Partners LP                    5,190,234    6,889,761    6.15%     Quarterly
                                                                              ------------ -----------  --------
                               TOTAL                                           36,065,264   41,512,263   37.07%
                                                                              ------------ -----------  --------

Merger Arbitrage/Event Driven  Deephaven Event Arb Fund LLC                     6,500,000    7,010,407    6.26%      Monthly
Merger Arbitrage/Event Driven  DKR Saturn Event Driven Fund LP                  1,281,392    1,142,816    1.02%     Quarterly
Merger Arbitrage/Event Driven  M & M Arbitrage LLC                              2,135,000    2,363,258    2.11%     Quarterly
Merger Arbitrage/Event Driven  Magnetar Capital Fund, LP                        3,000,000    3,162,123    2.82%   Semi-Annually
Merger Arbitrage/Event Driven  Pendragon Fund LLC                               4,490,000    5,672,828    5.07%     Quarterly
Merger Arbitrage/Event Driven  Special K Capital II LP                          1,880,000    1,222,866    1.09%     Annually
                                                                              ------------  ---------- ---------
                               TOTAL                                           19,286,392   20,574,298   18.37%
                                                                              ------------ ----------- ---------

Opportunistic                  AQR Global Asset Allocation Inst. Fund II LP     1,685,000    1,826,427    1.63%     Quarterly
Opportunistic                  Brevan Howard LP                                 2,900,000    3,196,904    2.85%      Monthly
Opportunistic                  NorOdin Macro RV LP                              2,700,000    2,966,987    2.65%     Quarterly
Opportunistic                  Traxis Fund Onshore LP                           3,124,540    3,638,914    3.25%     Quarterly
Opportunistic                  Vega Select Opportunities Fund Ltd.              2,690,000    2,496,167    2.23%      Monthly
                                                                              ------------ ----------- ---------
                               TOTAL                                           13,099,540   14,125,399   12.61%
                                                                              ------------ ----------- ---------

                     J.P. MORGAN MULTI-STRATEGY FUND, L.L.C.

                                December 31, 2005
                                   (Unaudited)


                                                                                                 % OF
                                                                                                Members'
Strategy            Investment Fund                                  Cost        Fair Value     Capital      Liquidity
--------            ---------------                               ------------   ----------     --------     ---------
Relative Value      Aviator Partners LP                              $ 73,056     $   66,974       0.06%     Quarterly
Relative Value      CQS Capital Structure Arbitrage Fund Ltd.       1,610,954      1,685,315       1.50%     Quarterly
Relative Value      D.E. Shaw Composite Fund LLC                    3,100,000      3,300,197       2.95%     Annually
Relative Value      D.E. Shaw Oculus Fund LLC                       3,750,000      4,602,743       4.11%     Quarterly
Relative Value      DKR Sound Shore Oasis Fund LP                   3,115,000      3,838,711       3.43%     Quarterly
Relative Value      Evolution M Fund, LP                            5,250,000      5,615,085       5.02%     Quarterly
Relative Value      QVT Associates LP                               3,580,000      4,059,509       3.63%     Quarterly
Relative Value      Severn River Capital Partners LP                987,559          919,328       0.82%     Quarterly
Relative Value      The Obsidian Fund LLC                           2,840,000      2,914,173       2.60%     Quarterly
                                                                 -------------   ------------  ----------
                    TOTAL                                          24,306,569     27,002,035      24.12%
                                                                 -------------   ------------  ----------
Short Selling       Kingsford Capital Partners LP                   2,315,000      2,136,654       1.91%     Quarterly
Short Selling       Rocker Partners LP                              1,890,000      2,386,181       2.13%     Annually
                                                                 -------------   ------------  ----------
                    TOTAL                                           4,205,000      4,522,835       4.04%
                                                                 -------------   ------------  ----------
                    TOTAL INVESTMENT                              104,257,765    116,496,660     104.03%
                                                                 =============

                    Other Assets, less Liabilities                                (4,513,385)    (4.03%)
                                                                                -------------  ----------
                    MEMBERS' CAPITAL                                            $111,983,275     100.00%
                                                                                =============  ==========

The investments in Investment Funds shown above, representing 104.03% of members' capital, have been valued at fair value. The Board of Directors has approved procedures pursuant to which the Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each month-end ordinarily is the value determined as of such month-end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time of the Fund's valuation. The Fund's investments in the Investment Funds are considered to be illiquid and can only be redeemed periodically.

None of the Investment Funds are related parties. The management agreements of the general partners/managers provide for compensation to such general partners/managers in the form of fees ranging from 1% to 2% annually of net assets and incentive fees of 20% to 25% of net profits earned.

At December 31, 2005, the estimated cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation on investments was $13,953,870 and gross unrealized depreciation on investments was $1,714,975, resulting in net unrealized appreciation on investments of $12,238,895.

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) J.P. Morgan Multi-Strategy Fund, L.L.C.
             ---------------------------------------

By (Signature and Title)*  /s/ Lawrence M. Unrein
                         ------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date         February 23, 2006
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Lawrence M. Unrein
                         -------------------------------------------------------
                           Lawrence M. Unrein, Principal Executive Officer (principal executive officer)

Date         February 23, 2006
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Thomas J. DiVuolo
                         -------------------------------------------------------
                           Thomas J. DiVuolo, Principal Financial Officer (principal financial officer)

Date         February 23, 2006
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.